UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4551

Legg Mason Partners Equity Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: January 31

Date of reporting period: April 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
EQUITY FUNDS

LEGG MASON PARTNERS
SOCIAL AWARENESS FUND

FORM N-Q

APRIL 30, 2006

LEGG MASON PARTNERS SOCIAL AWARENESS FUND

Schedule of Investments (unaudited)	April 30, 2006
SHARES	SECURITY	VALUE

COMMON STOCKS — 72.7%
CONSUMER DISCRETIONARY — 8.1%
Internet & Catalog Retail — 0.6%
66,500	IAC/InterActiveCorp. *	$1,919,855

Media — 4.4%
46,800	McGraw-Hill Cos. Inc.	2,604,888
292,300	News Corp., Class A Shares	5,015,868
319,900	Time Warner Inc.	5,566,260

	Total Media	13,187,016

Multiline Retail — 0.8%
45,700	Target Corp.	2,426,670

Specialty Retail — 2.3%
59,300	Bed Bath & Beyond Inc. *	2,274,155
118,800	Home Depot Inc.	4,743,684

	Total Specialty Retail	7,017,839

	TOTAL CONSUMER DISCRETIONARY	24,551,380

CONSUMER STAPLES — 8.2%
Beverages — 1.4%
75,800	PepsiCo Inc.	4,414,592

Food & Staples Retailing — 2.5%
89,700	CVS Corp.	2,665,884
163,800	Sysco Corp.	4,895,982

	Total Food & Staples Retailing	7,561,866

Household Products — 4.3%
79,400	Colgate-Palmolive Co.	4,694,128
71,300	Kimberly-Clark Corp.	4,173,189
68,250	Procter & Gamble Co.	3,972,832

	Total Household Products	12,840,149

	TOTAL CONSUMER STAPLES	24,816,607

ENERGY — 4.0%
Energy Equipment & Services — 1.0%
31,700	GlobalSantaFe Corp.	1,940,357
15,500	Noble Corp.	1,223,570

	Total Energy Equipment & Services	3,163,927

Oil, Gas & Consumable Fuels — 3.0%
121,272	BP PLC, Sponsored ADR	8,940,172

	TOTAL ENERGY	12,104,099

FINANCIALS — 15.3%
Capital Markets — 3.8%
30,400	Lehman Brothers Holdings Inc.	4,594,960
44,000	Merrill Lynch & Co. Inc.	3,355,440
54,300	Morgan Stanley	3,491,490

	Total Capital Markets	11,441,890

Commercial Banks — 4.3%
105,700	Wells Fargo & Co.	7,260,533
68,600	Zions Bancorporation	5,695,858

	Total Commercial Banks	12,956,391

Consumer Finance — 1.8%
101,700	American Express Co.	5,472,477

Diversified Financial Services — 2.1%
139,132	JPMorgan Chase & Co.	6,313,810

Insurance — 3.3%
89,225	American International Group Inc.	5,821,931
See Notes to Schedule of Investments. 1

LEGG MASON PARTNERS SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	April 30, 2006
SHARES	SECURITY	VALUE

Insurance (continued)
20	Berkshire Hathaway Inc., Class A Shares *	$1,780,000
23,100	Hartford Financial Services Group Inc.	2,123,583

	Total Insurance	9,725,514

	TOTAL FINANCIALS	45,910,082

HEALTH CARE — 10.6%
Biotechnology — 1.6%
71,500	Amgen Inc. *	4,840,550

Health Care Equipment & Supplies — 0.9%
115,100	Boston Scientific Corp. *	2,674,924

Health Care Providers & Services — 0.8%
35,400	WellPoint Inc. *	2,513,400

Pharmaceuticals — 7.3%
112,500	Eli Lilly & Co.	5,953,500
91,600	Johnson & Johnson	5,368,676
147,600	Pfizer Inc.	3,738,708
115,600	Teva Pharmaceutical Industries Ltd., Sponsored ADR	4,681,800
74,500	Watson Pharmaceuticals Inc. *	2,118,780

	Total Pharmaceuticals	21,861,464

	TOTAL HEALTH CARE	31,890,338

INDUSTRIALS — 7.9%
Air Freight & Logistics — 1.6%
58,400	United Parcel Service Inc., Class B Shares	4,734,488

Airlines — 1.2%
215,962	Southwest Airlines Co.	3,502,904

Commercial Services & Supplies — 1.3%
64,500	Avery Dennison Corp.	4,031,250

Industrial Conglomerates — 2.7%
34,400	3M Co.	2,938,792
198,700	Tyco International Ltd.	5,235,745

	Total Industrial Conglomerates	8,174,537

Machinery — 1.1%
33,700	Illinois Tool Works Inc.	3,460,990

	TOTAL INDUSTRIALS	23,904,169

INFORMATION TECHNOLOGY — 13.1%
Communications Equipment — 4.0%
353,000	Cisco Systems Inc. *	7,395,350
75,800	Motorola Inc.	1,618,330
128,400	Nokia Oyj, Sponsored ADR	2,909,544

	Total Communications Equipment	11,923,224

Computers & Peripherals — 4.8%
163,800	Dell Inc. *	4,291,560
218,700	EMC Corp. *	2,954,637
46,000	International Business Machines Corp.	3,787,640
94,800	Network Appliance Inc. *	3,514,236

	Total Computers & Peripherals	14,548,073

Internet Software & Services — 0.4%
35,000	Yahoo! Inc. *	1,147,300

IT Services — 1.4%
98,200	Automatic Data Processing Inc.	4,328,656

Semiconductors & Semiconductor Equipment — 1.6%
140,100	Intel Corp.	2,799,198
See Notes to Schedule of Investments. 2

LEGG MASON PARTNERS SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	April 30, 2006
SHARES		SECURITY	VALUE

Semiconductors & Semiconductor Equipment (continued)
61,800		Texas Instruments Inc.	$2,145,078

		Total Semiconductors & Semiconductor Equipment	4,944,276

Software — 0.9%
46,000		Electronic Arts Inc. *	2,612,800

		TOTAL INFORMATION TECHNOLOGY	39,504,329

MATERIALS — 3.7%
Chemicals — 1.8%
43,500		Air Products & Chemicals Inc.	2,980,620
45,800		Praxair Inc.	2,570,754

		Total Chemicals	5,551,374

Metals & Mining — 1.9%
165,600		Alcoa Inc.	5,593,968

		TOTAL MATERIALS	11,145,342

TELECOMMUNICATION SERVICES — 1.8%
Diversified Telecommunication Services — 1.8%
44,000		BellSouth Corp.	1,486,320
114,700		Verizon Communications Inc.	3,788,541

		TOTAL TELECOMMUNICATION SERVICES	5,274,861

		TOTAL COMMON STOCKS
		(Cost — $146,339,784)	219,101,207

FACE AMOUNT	RATING‡

ASSET-BACKED SECURITIES — 1.2%
Automobiles — 0.4%
$1,025,000	AAA	Harley-Davidson Motorcycle Trust, Series 2003-4, Class A2,
		2.690% due 4/15/11	997,440

Credit Card — 0.8%
2,500,000	AAA	MBNA Credit Card Master Note Trust, Series 2005-A1, Class A1, 4.200%
		due 9/15/10	2,456,603

		TOTAL ASSET-BACKED SECURITIES
		(Cost — $3,471,632)	3,454,043

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
1,966,463	AAA	Federal Home Loan Mortgage Corp. (FHLMC), Series R005, Class AB,
		5.500% due 12/15/18	1,947,730
1,898,556	AAA	Federal National Mortgage Association (FNMA), Series 2003-67, Class GN,
		PAC, 3.500% due 1/25/25	1,853,997

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost — $3,815,568)	3,801,727

CORPORATE BONDS & NOTES — 9.7%
Airlines — 0.1%
196,076	A+	Southwest Airlines Co., Pass-Through Certificates, Series A3,
		8.700% due 7/1/11	214,348

Capital Markets — 1.3%
2,000,000	A+	Lehman Brothers Holdings Inc., Medium-Term Notes, Series H,
		4.500% due 7/26/10	1,924,124
2,000,000	A+	Merrill Lynch & Co. Inc., Medium-Term Notes, Series C,
		5.000% due 1/15/15	1,891,064

		Total Capital Markets	3,815,188

Commercial Banks — 0.6%
2,000,000	AA-	Wells Fargo Bank NA, Subordinated Notes, 4.750% due 2/9/15	1,863,054

See Notes to Schedule of Investments. 3

LEGG MASON PARTNERS SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	April 30, 2006
FACE AMOUNT	RATING‡	SECURITY	VALUE

Computers & Peripherals — 0.6%
$2,000,000	A+	International Business Machines Corp., Medium-Term Notes,
		4.375% due 6/1/09	$1,951,336

Consumer Finance — 0.7%
2,000,000	A+	American Express Credit Corp., 5.000% due 12/2/10	1,966,056

Diversified Financial Services — 0.7%
2,000,000	A	Countrywide Home Loans Inc., Medium-Term Notes, Series J,
		5.500% due 8/1/06	2,001,776

Diversified Telecommunication Services — 0.6%
2,000,000	BBB+	Telecom Italia Capital SA, 5.250% due 11/15/13	1,888,800

Health Care Providers & Services — 0.6%
2,000,000	A	UnitedHealth Group Inc., Notes, 4.125% due 8/15/09	1,922,512

Media — 1.1%
1,500,000	BBB	CBS Corp., Senior Notes, 5.625% due 5/1/07	1,498,602
1,000,000	BBB+	Comcast Corp., Notes, 5.300% due 1/15/14	947,563
1,000,000	BBB	Viacom Inc., Senior Notes, 6.875% due 4/30/36 (a)	988,613

		Total Media	3,434,778

Multiline Retail — 0.7%
2,000,000	A+	Target Corp., Notes, 5.875% due 3/1/12	2,033,928

Road & Rail — 0.7%
2,000,000	BBB+	Norfolk Southern Corp., Senior Notes, 7.250% due 2/15/31	2,243,816

Software — 0.3%
1,000,000	A-	Oracle Corp./Ozark Holding Inc., Notes, 5.000% due 1/15/11 (a)	975,620

Specialty Retail — 1.0%
3,000,000	AA	Home Depot Inc., Senior Notes, 3.750% due 9/15/09	2,859,183

Wireless Telecommunication Services — 0.7%
2,000,000	A-	Sprint Capital Corp., 6.125% due 11/15/08	2,033,666

		TOTAL CORPORATE BONDS & NOTES
		(Cost — $30,257,620)	29,204,061

MORTGAGE-BACKED SECURITIES — 4.6%
FHLMC — 2.8%
		Federal Home Loan Mortgage Corp. (FHLMC):
1,886,053		Conventional Loan, 5.095% due 9/1/34 (b)	1,829,299
		Gold:
3,646,340		5.000% due 3/1/19-11/1/20	3,550,441
2,970,520		6.000% due 2/1/36	2,962,645

		TOTAL FHLMC	8,342,385

FNMA — 1.8%
		Federal National Mortgage Association (FNMA):
354		6.500% due 3/1/29	362
2,451,799		5.500% due 1/1/33	2,389,288
1,658,658		5.000% due 10/1/34	1,573,134
1,709,213		4.104% due 2/1/35 (b)	1,649,293

		TOTAL FNMA	5,612,077

		TOTAL MORTGAGE-BACKED SECURITIES
		(Cost — $14,344,221)	13,954,462

See Notes to Schedule of Investments. 4

LEGG MASON PARTNERS SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	April 30, 2006
FACE AMOUNT	RATING‡	SECURITY	VALUE

SOVEREIGN BOND — 0.7%
Mexico — 0.7%
$2,000,000	BBB	United Mexican States, Global Notes, 4.625% due 10/8/08
		(Cost — $1,963,732)	$1,956,500

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 9.5%
U.S. Government Agencies — 3.0%
3,000,000		Federal Home Loan Bank (FHLB), Global Bond, 4.625% due 7/18/07	2,981,265
2,000,000		Federal Home Loan Mortgage Corp. (FHLMC), 6.875% due 9/15/10	2,127,104
		Federal National Mortgage Association (FNMA):
2,000,000		4.375% due 7/17/13	1,883,650
2,000,000		4.625% due 10/15/14	1,909,558

		Total U.S. Government Agencies	8,901,577

U.S. Government Obligations — 6.5%
		U.S. Treasury Bonds:
2,000,000		7.500% due 11/15/16	2,381,094
1,500,000		7.125% due 2/15/23	1,800,236
4,500,000		6.000% due 2/15/26	4,875,822
2,000,000		5.375% due 2/15/31	2,030,626
		U.S. Treasury Notes:
2,000,000		6.500% due 2/15/10	2,109,688
4,000,000		4.250% due 11/15/14	3,782,344
2,000,000		4.000% due 2/15/15	1,853,752
2,000,000		U.S. Treasury STRIPS, zero coupon bond to yield 5.123% due 5/15/21	896,150

		Total U.S. Government Obligations	19,729,712

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
		(Cost — $30,062,832)	28,631,289

		TOTAL INVESTMENTS — 99.7% (Cost — $230,255,389#)	300,103,289
		Other Assets in Excess of Liabilities — 0.3%	765,199

		TOTAL NET ASSETS — 100.0%	$300,868,488

*	Non-income producing security.
‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2006.
#	Aggregate cost for federal income tax purposes is substantially the same. See page 6 for definitions of ratings.

Abbreviations used in this schedule:
ADR – American Depositary Receipt
PAC – Planned Amortization Cost
STRIPS – Separate Trading of Registered Interest and Principal of Securities

See Notes to Schedule of Investments. 5

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard &Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CCand C	—	Bonds rated “BB”, “B”, “CCC”, “CC”and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C”the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D”are in default and payment of interest and/or repayment of principal is in arrears.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s Investors Service or Fitch Ratings Service.
6

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Social Awareness Fund (formerly known as Smith Barney Social Awareness Fund) (the "Fund”) is a separate diversified investment fund of Legg Mason Partners Equity Funds (formerly known as Smith Barney Equity Funds) (the "Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$76,675,885
Gross unrealized depreciation	(6,827,985)

Net unrealized appreciation	$69,847,900

7

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Funds

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: June 28, 2006

By /s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date: June 28, 2006